Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended																													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Defined benefit pension plans	Dec. 31, 2012 Defined benefit pension plans	Dec. 31, 2014 Defined benefit pension plans Forecast/Estimate	Dec. 31, 2013 Defined benefit pension plans - Switzerland	Dec. 31, 2012 Defined benefit pension plans - Switzerland	Dec. 31, 2011 Defined benefit pension plans - Switzerland	Dec. 31, 2013 Defined benefit pension plans - Switzerland, saving section	Dec. 31, 2013 Defined benefit pension plans - Switzerland, saving section Minimum	Dec. 31, 2013 Defined benefit pension plans - Switzerland, saving section Maximum	Dec. 31, 2013 Defined benefit pension plans - International	Dec. 31, 2012 Defined benefit pension plans - International	Dec. 31, 2011 Defined benefit pension plans - International	Dec. 31, 2013 Other post-retirement defined benefit plans	Dec. 31, 2012 Other post-retirement defined benefit plans	Dec. 31, 2014 Other post-retirement defined benefit plans Forecast/Estimate	Dec. 31, 2013 Other post-retirement defined benefit plans - International	Dec. 31, 2012 Other post-retirement defined benefit plans - International	Dec. 31, 2011 Other post-retirement defined benefit plans - International	Dec. 31, 2014 Other post-retirement defined benefit plans - International Forecast/Estimate	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2013 Bank Defined benefit pension plans - Switzerland	Dec. 31, 2012 Bank Defined benefit pension plans - Switzerland	Dec. 31, 2011 Bank Defined benefit pension plans - Switzerland	Dec. 31, 2014 Bank Defined benefit pension plans - Switzerland Forecast/Estimate	Dec. 31, 2013 Bank Defined benefit pension plans - Switzerland, saving section Minimum	Dec. 31, 2013 Bank Defined benefit pension plans - Switzerland, saving section Maximum	Dec. 31, 2013 Bank Defined benefit pension plans - International	Dec. 31, 2012 Bank Defined benefit pension plans - International	Dec. 31, 2011 Bank Defined benefit pension plans - International	Dec. 31, 2014 Bank Defined benefit pension plans - International Forecast/Estimate	Dec. 31, 2013 Bank Other post-retirement defined benefit plans - International	Dec. 31, 2012 Bank Other post-retirement defined benefit plans - International	Dec. 31, 2011 Bank Other post-retirement defined benefit plans - International	Dec. 31, 2014 Bank Other post-retirement defined benefit plans - International Forecast/Estimate
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)							79.00%	80.00%
Value of plan assets (as a percent)							83.00%	83.00%
Pension benefit obligation (as a percent)							82.00%	83.00%
Employee contributions (as a percent)											5.00%	14.00%
Employee contributions, number of contribution levels										3
Employer contributions (as a percent)											7.50%	25.00%																		7.50%	25.00%
Total pension costs (CHF million)
Service costs on benefit obligation							347	347	319				24	30	33				0	1	0											24	30	33		0	1	0
Interest costs on benefit obligation							304	378	416				122	127	123				8	8	7											122	127	123		8	8	7
Expected return on plan assets							(575)	(617)	(668)				(161)	(164)	(160)				0	0	0											(161)	(164)	(160)		0	0	0
Amortization of recognized prior service cost/(credit)							(92)	(52)	17				0	(1)	0				0	(2)	(2)											0	(1)	0		0	(2)	(2)
Amortization of recognized actuarial losses/(gains)							258	144	84				79	74	51				13	13	9											79	74	51		13	13	9
Entity's calculated amortization																										158	88	96
Net periodic pension costs							242	200	168				64	66	47				21	20	14
Entity's calculated reduction compared to group plan contribution																										131	197	476
Settlement losses/(gains)							40	90	0				0	0	0				0	0	0
Curtailment losses/(gains)							(28)	(35)	1				0	0	0				0	0	0
Special termination benefits							19	19	10				0	0	0				0	0	0
Total pension costs	358	360	240				273	274	179				64	66	47				21	20	14		85	86	61							64	66	47		21	20	14
PBO (CHF million)
Beginning of the measurement period							14,296	13,944					2,773	2,675					180	174												2,773	2,675			180	174
Plan participant contributions							209	231					0	0					0	0
Entity contribution to the group plan (as a percent)																										95.00%
Service costs							347	347	319				24	30	33				0	1	0											24	30	33		0	1	0
Interest costs							304	378	416				122	127	123				8	8	7											122	127	123		8	8	7
Plan amendments							0	(402)					0	0					0	0												0	0			0	0
Settlements							(208)	(335)					(4)	0					0	0												(4)	0			0	0
Curtailments							(5)	(64)					(2)	(12)					0	0												(2)	(12)			0	0
Special termination benefits							19	19					1	1					0	0												1	1			0	0
Actuarial losses/(gains)							(736)	855					69	70					(8)	10												69	70			(8)	10
Plans removed							0	0					0	(6)					0	0												0	(6)			0	0
Benefit payments							(753)	(677)					(97)	(103)					(8)	(8)												(97)	(103)			(8)	(8)
Exchange rate losses/(gains)							0	0					(43)	(9)					(4)	(5)												(43)	(9)			(4)	(5)
End of the measurement period							13,473	14,296	13,944				2,843	2,773	2,675				168	180	174											2,843	2,773	2,675		168	180	174
Fair value of plan assets (CHF million)
Beginning of the measurement period	17,233						14,340	13,604					2,893	2,586					0	0												2,893	2,586			0	0
Actual return on plan assets							913	1,035					183	234					0	0												183	234			0	0
Employer contributions							411	482					67	158					8	8												67	158			8	8
Plan participant contributions							209	231					0	0					0	0
Settlements							(208)	(335)					(4)	0					0	0												(4)	0			0	0
Benefit payments							(753)	(677)					(97)	(103)					(8)	(8)												(97)	(103)			(8)	(8)
Exchange rate gains/(losses)							0	0					(35)	18					0	0												(35)	18			0	0
End of the measurement period	17,919	17,233					14,912	14,340	13,604				3,007	2,893	2,586				0	0	0											3,007	2,893	2,586		0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	1,435	(16)					1,439	44					164	120					(168)	(180)			4	60								164	120			(168)	(180)
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis																										1,367	42
Total funded status recognized in the consolidated balance sheet at December 31							1,439	44					164	120					(168)	(180)												164	120			(168)	(180)
Total amount recognized (CHF million)
Noncurrent assets							1,439	45					520	695					0	0												520	695			0	0
Current liabilities							0	0					(8)	(7)					(8)	(8)												(8)	(7)			(8)	(8)
Noncurrent liabilities							0	(1)					(348)	(568)					(160)	(172)												(348)	(568)			(160)	(172)
Total amount recognized in the consolidated balance sheet at December 31							1,439	44					164	120					(168)	(180)												164	120			(168)	(180)
ABO (CHF million)
End of the measurement period							13,043	13,821					2,785	2,714																		2,785	2,714
Funded status of the plan - overfunded/(underfunded), basis ABO							1,869	519
Contributions disclosures
Contribution to be made by the entity in next fiscal year						521												8																	110				8
Contributions by the entity to the group plan																													390
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(2,757)	(3,801)		(2,717)	(3,748)											(40)	(53)						(714)	(670)								(674)	(617)			(40)	(53)
Prior service credit/(cost)	515	610		512	607											3	3						3	3								0	0			3	3
Total	(2,242)	(3,191)		(2,205)	(3,141)											(37)	(50)						(711)	(667)								(674)	(617)			(37)	(50)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross				1,027	(437)											8	(10)															(47)	0			8	(10)
Actuarial gains/(losses), Tax	388	1	(172)	(288)	92											(3)	4						99	30	29							(62)	0			(3)	4
Actuarial gains/(losses), Net	744	(351)		739	(345)											5	(6)						(104)	(6)								(109)	0			5	(6)
Prior service credit/(cost), Gross					402												0
Prior service credit/(cost), Tax					(83)												0
Prior service credit/(cost), Net		319			319												0
Amortization of actuarial losses/(gains), Gross				337	218											13	13															79	74			13	13
Amortization of actuarial losses/(gains), Tax				(83)	(57)											(5)	(5)															(29)	(27)			(5)	(5)
Amortization of actuarial losses/ (gains), Net	262	169		254	161											8	8						58	55								50	47			8	8
Amortization of prior service cost/(credit), Gross				(92)	(53)											0	(2)																(1)				(2)
Amortization of prior service cost/(credit), Tax				20	12											0	1																1				1
Amortization of prior service cost/(credit), Net	(72)	(42)		(72)	(41)											0	(1)							(1)									0				(1)
Immediate recognition due to curtailment/settlement, Gross				18	131											0	0															2	12			0	0
Immediate recognition due to curtailment/settlement, Tax				(3)	(28)											0	0															0	(2)			0	0
Immediate recognition due to curtailment/settlement, Net	15	103		15	103											0	0						2	10								2	10			0	0
Total amounts recognized in other comprehensive income, Gross				1,290	261											21	1															34	85			21	1
Total amounts recognized in other comprehensive income, Tax				(354)	(64)											(8)	0															(91)	(28)			(8)	0
Total amounts recognized in other comprehensive income, Net	949	198		936	197											13	1						(44)	58								(57)	57			13	1
Other tax impacts in other comprehensive income				37																												37
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial gain/(losses)				(146)												(5)																(38)				(5)
Amortization of prior service credit/(cost)				(69)												0
Total				77												5																38				5
Net benefit pension cost (%)
Discount rate (as a percent)							2.20%	2.80%	3.10%				4.50%	4.80%	5.50%				4.30%	4.70%	5.50%											4.50%	4.80%	5.50%		4.30%	4.70%	5.50%
Salary increases (as a percent)							1.20%	1.40%	2.00%				4.00%	4.00%	4.20%																	4.00%	4.00%	4.20%
Expected long-term rate of return on plan assets (as a percent)							4.00%	4.30%	4.80%				6.20%	6.40%	7.30%																	6.20%	6.40%	7.30%
Benefit obligation (%)
Discount rate (as a percent)							2.60%	2.20%	2.80%				4.70%	4.50%	4.80%				5.10%	4.30%	4.70%											4.70%	4.50%	4.80%		5.10%	4.30%	4.70%
Salary increases (as a percent)							1.20%	1.20%	1.40%				4.30%	4.00%	4.00%																	4.30%	4.00%	4.00%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)																			8.00%	9.00%	9.00%	8.00%														8.00%	9.00%	9.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)																			5.00%																	5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption																			1.3	1.4	1.3															1.3	1.4	1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption																			23	27	23															23	27	23
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption																			1.0	1.1	1.1															1.0	1.1	1.1
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption																			19	22	19															19	22	19